Derivative Financial Instruments - Summary of Analysis of Derivatives Designated as Hedges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness	£ 5	£ 28	£ (20)
Fair Value and Cash Flow Hedges [member]
Disclosure of detailed information about hedges [line items]
Gains/(losses) on hedging instruments	56	(274)	(26)
(Losses)/gains on hedged items attributable to hedged risks	(2)	335	87
Fair value hedging ineffectiveness	54	61	61
Cash flow hedging ineffectiveness	(49)	(33)	(81)
Hedge ineffectiveness	£ 5	£ 28	£ (20)